Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended	37 Months Ended	60 Months Ended		118 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
BRIDGE BUILDER CORE BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Bond Fund
Average Annual Return, Percent	6.52%				(0.03%)				2.31%
BRIDGE BUILDER CORE PLUS BOND FUND [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Plus Bond Fund
Average Annual Return, Percent	7.13%			0.64%			2.59%
BRIDGE BUILDER MUNICIPAL BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal Bond Fund
Average Annual Return, Percent	2.41%			1.29%		2.27%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal High-Income Bond Fund
Average Annual Return, Percent	1.36%	3.76%
BRIDGE BUILDER LARGE CAP GROWTH FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Growth Fund
Average Annual Return, Percent	13.17%			13.86%					13.84%
BRIDGE BUILDER LARGE CAP VALUE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Value Fund
Average Annual Return, Percent	11.83%			15.60%					10.73%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND - BBTLX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Large Cap Fund
Average Annual Return, Percent	14.25%		16.14%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND -BBGSX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Growth Fund
Average Annual Return, Percent	9.30%			8.54%					9.60%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Value Fund
Average Annual Return, Percent	9.29%			14.51%					8.01%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Small/Mid Cap Fund
Average Annual Return, Percent	5.64%		8.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder International Equity Fund
Average Annual Return, Percent	20.61%			10.90%				7.32%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed International Equity Fund
Average Annual Return, Percent	14.30%		10.45%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)	(0.73%)		1.80%		1.76%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	1.37%		0.51%		2.17%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	15.30%		15.51%	15.96%					12.96%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%		16.15%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	17.73%		12.20%	11.16%				6.65%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	2.63%			0.86%		2.11%
Bloomberg Municipal 65% High-Grade/35% High-Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High-Grade/35% High-Yield Index
Average Annual Return, Percent	1.34%	2.53%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	17.22%			18.15%					17.01%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	13.70%			13.93%					9.19%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Average Annual Return, Percent	8.81%			7.50%					8.53%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	10.47%			13.96%					7.73%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Average Annual Return, Percent	9.91%		7.69%